Note 13 - Share Option and Warrant Reserves - Options Outstanding and Exercisable (Details)	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 CAD ($)	Dec. 31, 2015 CAD ($)
Statement Line Items [Line Items]
Number of options outstanding	4,810,000	4,753,000	2,940,000
Options outstanding, exercise price	$ 1.97	$ 1.77	$ 0.89
Options outstanding, remaining contractual life	2.88
Number of options exercisable	4,600,000
Options exercisable, exercise price	$ 1.92
Options exercisable, remaining contractual life	2.83
Exercise price range 1 [member]
Statement Line Items [Line Items]
Number of options outstanding	960,000
Options outstanding, exercise price	$ 0.51
Options outstanding, remaining contractual life	1.13
Number of options exercisable	960,000
Options exercisable, exercise price	$ 0.51
Options exercisable, remaining contractual life	1.13
Exercise price range 2 [member]
Statement Line Items [Line Items]
Number of options outstanding	1,070,000
Options outstanding, exercise price	$ 1.30
Options outstanding, remaining contractual life	2.63
Number of options exercisable	1,070,000
Options exercisable, exercise price	$ 1.30
Options exercisable, remaining contractual life	2.63
Exercise price range 3 [member]
Statement Line Items [Line Items]
Number of options outstanding	2,250,000
Options outstanding, exercise price	$ 2.63
Options outstanding, remaining contractual life	3.47
Number of options exercisable	2,250,000
Options exercisable, exercise price	$ 2.63
Options exercisable, remaining contractual life	3.47
Exercise price range 4 [member]
Statement Line Items [Line Items]
Number of options outstanding	440,000
Options outstanding, exercise price	$ 3.22
Options outstanding, remaining contractual life	4.03
Number of options exercisable	275,000
Options exercisable, exercise price	$ 3.22
Options exercisable, remaining contractual life	4.03
Exercise price range 5 [member]
Statement Line Items [Line Items]
Number of options outstanding	90,000
Options outstanding, exercise price	$ 3.04
Options outstanding, remaining contractual life	4.35
Number of options exercisable	45,000
Options exercisable, exercise price	$ 3.04
Options exercisable, remaining contractual life	4.35